Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses Under IFRS 9 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (1,307)	$ (1,150)
Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,159	2,235
Provision for credit losses		1,150
Exchange rate changes/other		(27)
Balance at end of period		2,159
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,250	2,326
Provision for credit losses		1,150
Exchange rate changes/other		(27)
Balance at end of period		2,250
Retail [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,244	1,253
Provision for credit losses		968
Exchange rate changes/other		(7)
Balance at end of period		1,244
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	297	273
Provision for credit losses		90
Balance at end of period		297
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	512	529
Provision for credit losses		422
Exchange rate changes/other		(1)
Balance at end of period		512
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	56	65
Provision for credit losses		29
Exchange rate changes/other		(6)
Balance at end of period		56
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	912	979
Provision for credit losses		180
Exchange rate changes/other		(18)
Balance at end of period		912
IFRS9 [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,749
Balance at end of period	2,912	2,749
IFRS9 [member] | Other Liabilities - Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	207
Balance at end of period	154	207
IFRS9 [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	20
Balance at end of period	21	20
IFRS9 [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at end of period	1
IFRS9 [member] | Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,976
Provision for credit losses	1,283
Net write-offs	(1,112)
Exchange rate changes/other	(59)
Balance at end of period	3,088	2,976
IFRS9 [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	378
Provision for credit losses	47
Net write-offs	(43)
Balance at end of period	382	378
IFRS9 [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	826
Provision for credit losses	513
Net write-offs	(431)
Exchange rate changes/other	(13)
Balance at end of period	895	826
IFRS9 [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	693
Provision for credit losses	534
Net write-offs	(468)
Exchange rate changes/other	1
Balance at end of period	760	693
IFRS9 [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	49
Provision for credit losses	33
Net write-offs	(28)
Exchange rate changes/other	(3)
Balance at end of period	51	49
IFRS9 [member] | Wholesale [member] | Business, Sovereign and Bank [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,010
Provision for credit losses	156
Net write-offs	(142)
Exchange rate changes/other	(45)
Balance at end of period	979	1,010
IFRS9 [member] | Wholesale [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	20
Exchange rate changes/other	1
Balance at end of period	$ 21	$ 20